INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 843	$ 921	$ 1,175
2021	1,039
2022	916
2023	442
2024	291
2025	282
2026	65
Intangible assets, net	$ 3,035	$ 3,772